Document and Entity Information	Oct. 31, 2019
Cover [Abstract]
Entity Address, Postal Zip Code	HM 11
Amendment Flag	false
Entity Central Index Key	0001311370
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	Lazard Ltd
Entity Incorporation, State or Country Code	D0
Entity File Number	001-32492
Entity Tax Identification Number	98-0437848
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Local Phone Number	295-1422
City Area Code	441
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	LAZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false